Apollo Tactical Income Fund Inc.
Schedule of Investments
March 31, 2021 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 93.3%(a)
AEROSPACE & DEFENSE - 5.1%
Guidehouse, LLP
First Lien Term Loan, (1M LIBOR + 4.00%, 0.00% Floor), 4.11%, 05/01/25(c)	2,705,686	2,711,003
Kestrel Bidco, Inc. (Canada)
First Lien Term Loan B, (6M LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26(c)(e)	1,135,560	1,103,600
MRO Holdings, Inc.
First Lien Term Loan B, (3M LIBOR + 5.00%, 0.00% Floor), 5.20%, 06/04/26(c)	3,137,186	3,036,545
Pae Holding Corporation
First Lien Term Loan B, (3M LIBOR + 4.50%, 0.75% Floor), 5.25%, 10/19/27(c)	2,197,044	2,202,536
Peraton Corp.
First Lien Term Loan B, (2M LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28(c)	1,583,609	1,586,254
Transdigm, Inc.
First Lien Term Loan F, (1M LIBOR + 2.25%, 0.00% Floor), 2.36%, 12/09/25(b)(c)	1,580,112	1,549,497
		12,189,435
AUTOMOTIVE - 0.5%
Truck Hero, Inc.
First Lien Term Loan, (1M LIBOR + 3.75%, 0.75% Floor), 4.50%, 01/31/28(c)	1,174,737	1,173,680

BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.4%
Alliant Holdings Intermediate, LLC
First Lien Term Loan B3, (1M LIBOR + 3.75%, 0.50% Floor), 4.25%, 11/05/27(c)	653,144	653,086
Asurion, LLC
Second Lien Term Loan B3, (1M LIBOR + 5.25%, 0.00% Floor), 5.36%, 01/31/28(c)	1,214,815	1,238,959
Edelman Financial Center, LLC
First Lien Term Loan, (LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/15/28(b)(c)	1,477,670	1,471,671
		3,363,716
BEVERAGE, FOOD & TOBACCO - 2.2%
Froneri US, Inc. (United Kingdom)
Second Lien Term Loan, (1M LIBOR + 5.75%, 0.00% Floor), 5.86%, 01/31/28(c)(e)	1,559,322	1,583,694
Winebow Holdings, Inc.
First Lien Term Loan, (1M LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/01/21(c)	3,808,063	3,785,214
		5,368,908
CAPITAL EQUIPMENT - 1.5%
Safe Fleet Holdings, LLC
First Lien Term Loan, (6M LIBOR + 3.00%, 1.00% Floor), 4.00%, 02/03/25(c)	2,243,603	2,206,359
Second Lien Term Loan, (6M LIBOR + 6.75%, 1.00% Floor), 7.75%, 02/02/26(c)	1,403,846	1,362,608
		3,568,967
CHEMICALS, PLASTICS, & RUBBER - 3.9%
Charter NEX US, Inc.
First Lien Term Loan, (1M LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/01/27(c)	2,241,393	2,248,801
CPC Acquisition Corp.
First Lien Term Loan, (6M LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/29/27(c)	1,004,405	1,006,083
Polar US Borrower, LLC
First Lien Term Loan, (1M LIBOR + 4.75%, 0.00% Floor), 4.86%, 10/15/25(c)	1,974,747	1,964,874
Pretium PKG Holdings, Inc.
First Lien Term Loan, (6M LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/05/27(c)	2,304,897	2,305,853
Vantage Specialty Chemicals, Inc.
First Lien Term Loan, (3M LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/28/24(b)(c)	1,994,845	1,888,460
		9,414,071
CONSTRUCTION & BUILDING - 1.1%
Associated Asphalt Partners, LLC
First Lien Term Loan B, (1M LIBOR + 5.25%, 1.00% Floor), 6.25%, 04/05/24(c)	2,798,037	2,619,662

CONSUMER GOODS: DURABLE - 0.5%
Hayward Industries, Inc.
First Lien Incremental Term Loan, (1M LIBOR + 3.75%, 0.75% Floor), 4.50%, 08/04/26(c)	1,275,344	1,277,735

CONSUMER GOODS: NON-DURABLE - 0.3%
Coty, Inc.
First Lien Term Loan A, (1M LIBOR + 1.50%, 0.00% Floor), 1.60%, 04/05/23(b)(c)	767,284	741,388

Apollo Tactical Income Fund Inc.
Schedule of Investments
March 31, 2021 (unaudited)
	Principal
	Amount ($)	Value ($)
Senior Loans(a) (continued)
CONTAINERS, PACKAGING & GLASS - 1.7%
Anchor Glass Container Corp.
First Lien Term Loan, (3M LIBOR + 2.75%, 1.00% Floor), 3.75%, 12/07/23(c)	2,669,693	2,369,139
Strategic Materials Holding Corp.
First Lien Term Loan, (3M LIBOR + 3.75%, 1.00% Floor), 4.75%, 11/01/24(c)	1,994,845	1,775,412
		4,144,551
ENVIRONMENTAL INDUSTRIES - 1.9%
Dispatch Acquisition Holdings, LLC
First Lien Term Loan B, (3M LIBOR + 4.25%, 0.75% Floor), 5.00%, 03/17/28(c)	3,000,000	2,995,320
Trugreen Limited Partnership
First Lien Term Loan, (1M LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/02/27(c)	1,479,617	1,480,549
		4,475,869
FOREST PRODUCTS & PAPER - 1.1%
Spa US Holdco, Inc.
First Lien Term Loan B, (3M LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/10/28(b)(c)	2,710,811	2,714,199

HEALTHCARE & PHARMACEUTICALS - 10.5%
Athenahealth, Inc.
First Lien Term Loan B, (3M LIBOR + 4.25%, 0.00% Floor), 4.45%, 02/11/26(c)	852,140	855,336
Bausch Health Companies Inc.
First Lien Term Loan B, (1M LIBOR + 3.00%, 0.00% Floor), 3.11%, 06/02/25(c)	3,000,000	2,994,030
BioClinica Holding I, LP
First Lien Initial Term Loan, (1M LIBOR + 4.25%, 1.00% Floor), 5.25%, 10/20/23(c)	2,100,754	2,101,626
CCRR Parent, Inc.
First Lien Term Loan B, (3M LIBOR + 4.25%, 0.75% Floor), 5.00%, 03/06/28(c)	2,402,062	2,408,067
Endo International PLC
First Lien Term Loan, (1M LIBOR + 5.00%, 0.75% Floor), 5.75%, 03/27/28(b)(c)	4,068,468	4,034,557
Gainwell Acquisition Corporation
First Lien Term Loan B, (3M LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27(b)(c)	8,703,787	8,682,027
Maravai Intermediate Holdings LLC
First Lien Term Loan B, (1M LIBOR + 4.25%, 1.00% Floor), 5.25%, 10/19/27(c)	2,933,505	2,951,840
Women's Care Holdings, Inc.
First Lien Term Loan, (3M LIBOR + 4.50%, 0.75% Floor), 5.25%, 01/14/28(c)	1,102,602	1,105,816
		25,133,299
HIGH TECH INDUSTRIES - 18.5%
Almonde, Inc.
First Lien Term Loan B, (6M LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/13/24(b)(c)	4,983,714	4,891,466
Aspect Software, Inc.
First Lien Term Loan, (3M LIBOR + 5.00%, 1.00% Floor), 6.00%, 01/15/24(c)	2,756,983	2,757,673
DCert Buyer, Inc.
Second Lien Term Loan, (1M LIBOR + 7.00%, 0.00% Floor), 7.11%, 02/19/29(b)(c)	3,045,858	3,074,429
Delta Topco, Inc.
First Lien Term Loan, (6M LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27(c)	3,800,712	3,801,396
Electronics for Imaging, Inc.
First Lien Term Loan, (1M LIBOR + 5.00%, 0.00% Floor), 5.11%, 07/23/26(c)	4,879,060	4,607,223
Flexera Software LLC
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/03/28(c)	2,986,645	2,995,978
Greeneden U.S. Holdings II, LLC
First Lien Term Loan, (1M LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27(c)	3,892,272	3,896,164
Imperva, Inc.
First Lien Term Loan, (3M LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/12/26(c)	3,361,673	3,365,606
ION Trading Technologies S.A.R.L (United Kingdom)
First Lien Term Loan, (1M LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/21/24(c)(e)	2,056,865	2,060,618
Ivanti Software, Inc.
First Lien Term Loan B, (3M LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/01/27(c)	5,921,164	5,952,635
Riverbed Technology, Inc.
First Lien Term Loan, (2M/3M LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/31/25(c)	3,503,300	3,373,801
Second Lien Term Loan, (4.50% PIK), (3M LIBOR + 11.00%, 1.00% Floor), 12.00%, 12/31/26(c)(f)	4,590,071	3,704,852
		44,481,841
HOTEL, GAMING & LEISURE - 3.1%
Alterra Mountain Company
First Lien Term Loan, (1M LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/01/26(c)	1,954,256	1,964,027
Caesars Resort Collection, LLC
First Lien Term Loan B1, (1M LIBOR + 4.50%, 0.00% Floor), 4.61%, 07/21/25(c)	3,244,383	3,255,074
The Enterprise Development Authority
First Lien Term Loan, (LIBOR + 4.25%, 0.75% Floor), 5.00%, 02/18/28(b)(c)	2,175,227	2,186,103
		7,405,204
Apollo Tactical Income Fund Inc.
Schedule of Investments
March 31, 2021 (unaudited)
	Principal
	Amount ($)	Value ($)
Senior Loans(a) (continued)
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 1.7%
Advantage Sales & Marketing Inc.
First Lien Term Loan, (3M LIBOR + 5.25%, 0.75% Floor), 6.00%, 10/28/27(c)	1,929,995	1,930,168
F & W Media, Inc.
First Lien Term Loan B1, (LIBOR + 6.50%, 1.50% Floor), 0.00%, 05/24/22(c)(d)(g)(j)	347,024	–
First Lien Term Loan B2, (LIBOR + 10.00%, 1.50% Floor), 0.00%, 05/24/22(c)(d)(g)(j)	1,076,345	–
Gannett Holdings, LLC
First Lien Term Loan B, (3M LIBOR + 7.00%, 0.75% Floor), 7.75%, 01/29/26(b)(c)	1,998,196	2,016,929
		3,947,097
MEDIA: BROADCASTING & SUBSCRIPTION - 5.1%
GEE Acquisition Holdings Corp.
First Lien Term Loan, (3M LIBOR + 8.00%, 1.00% Floor), 9.00%, 03/24/25(b)(c)	2,346,207	2,290,485
First Lien Term Loan, (6.75% PIK), (3M LIBOR + 8.25%, 1.00% Floor), 9.25%, 03/23/26(c)(f)	1,744,343	1,626,600
First Lien Term Loan Delayed Draw, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 09/25/23(b)(c)(d)	67,400	66,052
Univision Communications, Inc.
First Lien Term Loan, (1M LIBOR + 2.75%, 1.00% Floor), 3.75%, 03/15/24(b)(c)	1,973,675	1,962,711
WideOpenWest Finance, LLC
First Lien Term Loan B, (1M LIBOR + 3.25%, 1.00% Floor), 4.25%, 08/18/23(c)	2,080,674	2,080,029
William Morris Endeavor Entertainment, LLC
First Lien Term Loan B, (3M LIBOR + 2.75%, 0.00% Floor), 2.90%, 05/18/25(c)	4,520,563	4,283,866
		12,309,743
METALS & MINING - 1.0%
Time Manufacturing Acquisition, LLC
First Lien Term Loan, (6M LIBOR + 5.00%, 1.00% Floor), 6.00%, 02/03/23(c)(d)	2,246,885	2,255,310

RETAIL - 4.7%
Charming Charlie, LLC
First Lien Delayed Draw Term Loan, 0.00%, 05/28/22(d)(g)(h)(j)	59,069	8,269
First Lien Term Loan A, (LIBOR + 5.00%, 1.00% Floor), 0.00%, 04/24/23(c)(d)(g)(j)	261,799	–
First Lien Term Loan B, (LIBOR + 1.00%, 1.00% Floor), 0.00%, 04/24/23(c)(d)(g)(j)	320,539	–
First Lien Vendor Term Loan, 0.00%, 05/15/20(d)(g)(h)(j)	10,627	1,488
EG America, LLC
First Lien Term Loan, (3M LIBOR + 4.00%, 0.00% Floor), 4.20%, 02/07/25(c)	881,939	869,340
First Lien Term Loan B, (LIBOR + 4.25%, 0.50% Floor), 4.75%, 03/11/26(b)(c)	940,178	931,952
Empire Today, LLC
First Lien Term Loan, (LIBOR + 5.00%, 0.75% Floor), 5.75%, 03/24/28(b)(c)	2,195,875	2,195,875
Petco Health and Wellness Company, Inc.
First Lien Term Loan, (3M LIBOR + 3.25%, 0.75% Floor), 4.00%, 03/03/28(c)	4,940,299	4,928,714
PetSmart, Inc.
First Lien Term Loan, (6M LIBOR + 3.75%, 0.75% Floor), 4.25%, 02/11/28(b)(c)	2,409,303	2,408,942
		11,344,580
SERVICES: BUSINESS - 8.8%
CareStream Health, Inc.
First Lien Term Loan, (6M LIBOR + 6.75%, 1.00% Floor), 7.75%, 05/08/23(c)	293,448	292,990
Second Lien Term Loan, (8.00% PIK), (3M LIBOR + 12.50%, 1.00% Floor), 13.50%, 08/08/23(c)(f)	1,111,037	1,014,749
Convergint Technologies Holdings LLC
First Lien Term Loan, (LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/17/28(b)(c)	2,012,832	2,005,918
First Lien Term Loan, (LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/17/28(c)	162,291	161,734
Deerfield Dakota Holding, LLC
First Lien Term Loan, (1M LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27(c)	1,286,838	1,290,055
DTI Holdco, Inc.
First Lien Term Loan B, (3M LIBOR + 4.75%, 1.00% Floor), 5.75%, 09/29/23(b)(c)	4,011,597	3,881,220
Endure Digital, Inc.
First Lien Term Loan B, (6M LIBOR + 3.50%, 0.75% Floor), 4.25%, 02/10/28(c)	5,502,015	5,453,873
eResearchTechnology, Inc.
First Lien Term Loan B, (1M LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27(b)(c)	1,134,688	1,137,525
Garda World Security Corporation (Canada)
First Lien Term Loan B2, (1M LIBOR + 4.25%, 0.00% Floor), 4.37%, 10/30/26(b)(c)(e)	4,262,870	4,272,632
Software Luxembourg Acquisition S.A.R.L. (Luxembourg)
First Lien First Out Term Loan, (3M LIBOR + 7.50%, 1.00% Floor), 8.50%, 12/27/24(c)(e)	270,138	277,567
First Lien Second Out Term Loan, (3M LIBOR + 7.50%, 1.00% Floor), 8.50%, 04/27/25(c)(e)	559,700	559,464
Verscend Holding Corp.
First Lien Term Loan, (LIBOR + 4.00%, 0.00% Floor), 4.00%, 08/27/25(b)(c)	705,179	706,159
		21,053,886
Apollo Tactical Income Fund Inc.
Schedule of Investments
March 31, 2021 (unaudited)
	Principal
	Amount ($)	Value ($)
Senior Loans(a) (continued)
SERVICES: CONSUMER - 0.5%
USS Ultimate Holdings, Inc.
First Lien Term Loan, (1M LIBOR + 3.75%, 1.00% Floor), 4.75%, 08/25/24(c)	1,227,735	1,230,946

TELECOMMUNICATIONS - 13.8%
Flight Bidco, Inc.
First Lien Term Loan, (1M LIBOR + 3.50%, 0.00% Floor), 3.61%, 07/23/25(c)	4,471,238	4,447,496
Frontier Communications Corporation
First Lien Term Loan, (1M LIBOR + 4.75%, 1.00% Floor), 5.75%, 10/08/21(c)	2,255,556	2,252,737
Intelsat Jackson Holdings S.A. (Luxembourg)
First Lien DIP Term Loan, (3M LIBOR + 5.50%, 1.00% Floor), 6.50%, 07/13/22(c)(e)	3,511,365	3,562,279
First Lien Term Loan, (Prime + 5.50%), 8.75%, 01/02/24(c)(e)(g)	5,735,607	5,868,243
First Lien Term Loan B, (Prime + 4.75%), 8.00%, 11/27/23(c)(e)(g)	1,188,001	1,210,412
First Lien Term Loan B5, 8.63%, 01/02/24(e)(g)(h)	5,056,202	5,172,722
Radiate Holdco, LLC
First Lien Term Loan, (1M LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/25/26(c)	3,147,571	3,150,074
U.S. TelePacific Corp.
First Lien Term Loan B, (6M LIBOR + 5.50%, 1.00% Floor), 6.50%, 05/02/23(c)	5,555,947	5,159,419
Zacapa S.A.R.L. (Luxembourg)
First Lien Term Loan B, (6M LIBOR + 4.50%, 0.00% Floor), 4.70%, 07/02/25(c)(e)	2,167,002	2,176,168
		32,999,550
TRANSPORTATION: CONSUMER - 2.5%
American Airlines, Inc.
First Lien Term Loan B, (1M LIBOR + 2.00%, 0.00% Floor), 2.11%, 04/28/23(b)(c)	2,500,000	2,390,238
Delta Air Lines, Inc.
First Lien Term Loan B, (3M LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/20/27(c)	2,803,490	2,947,870
The Hertz Corporation
First Lien Term Loan, (LIBOR + 3.25%, 0.00% Floor), 3.25%, 06/30/21(b)(c)	742,546	749,228
		6,087,336
UTILITIES: ELECTRIC - 1.2%
PG&E Corporation
First Lien Term Loan, (3M LIBOR + 3.00%, 0.50% Floor), 3.50%, 06/23/25(c)	2,923,864	2,924,770

WHOLESALE - 0.7%
LBM Acquisition, LLC
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27(c)	1,716,377	1,712,034
Total Senior Loans
(Cost $225,940,424)		223,937,777

Corporate Notes and Bonds - 42.0%
AEROSPACE & DEFENSE - 1.8%
Transdigm, Inc.
8.00%, 12/15/25(h)(i)	1,068,000	1,164,120
6.25%, 03/15/26(h)(i)	3,000,000	3,184,365
		4,348,485
AUTOMOTIVE - 1.7%
Lithia Motors, Inc.
4.38%, 01/15/31(h)(i)	3,929,000	4,085,453

BEVERAGE, FOOD & TOBACCO - 3.6%
JBS, S.A.
6.75%, 02/15/28(h)(i)	1,000,000	1,097,500
6.50%, 04/15/29(h)(i)	2,847,000	3,221,523
5.50%, 01/15/30(h)(i)	2,000,000	2,217,500
Restaurant Brands International, Inc. (Canada)
5.75%, 04/15/25(e)(h)(i)	2,000,000	2,128,140
		8,664,663
CAPITAL EQUIPMENT - 0.9%
Clark Equipment Company (Republic of Korea)
5.88%, 06/01/25(e)(h)(i)	2,000,000	2,121,250

CHEMICALS, PLASTICS, & RUBBER - 2.2%
Trinseo S.A.
5.13%, 04/01/29(h)(i)	3,000,000	3,097,500
W.R. Grace & Co.
4.88%, 06/15/27(h)(i)	2,000,000	2,072,900
		5,170,400
CONSTRUCTION & BUILDING - 0.4%
Forterra, Inc.
6.50%, 07/15/25(h)(i)	1,000,000	1,076,875

Apollo Tactical Income Fund Inc.
Schedule of Investments
March 31, 2021 (unaudited)
	Principal
	Amount ($)	Value ($)
Corporate Notes and Bonds (continued)
CONSUMER GOODS: DURABLE - 1.7%
Edgewell Personal Care Company
4.13%, 04/01/29(h)(i)	4,000,000	3,984,300

CONSUMER GOODS: NON-DURABLE - 0.6%
Prestige Brands, Inc.
5.13%, 01/15/28(h)(i)	1,429,000	1,501,114

CONTAINERS, PACKAGING & GLASS - 0.9%
Ardagh Packaging Finance PLC
5.25%, 04/30/25(h)(i)	2,000,000	2,104,660

ENERGY: OIL & GAS - 2.7%
Ferrellgas Escrow LLC
5.38%, 04/01/26(h)(i)	3,000,000	2,987,400
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26(h)(i)	3,635,000	2,933,718
10.50%, 05/15/27(h)(i)	553,000	478,345
		6,399,463
HEALTHCARE & PHARMACEUTICALS - 7.3%
Bausch Health Companies, Inc.
7.00%, 01/15/28(h)(i)	2,000,000	2,174,480
6.25%, 02/15/29(h)(i)	2,000,000	2,128,802
5.00%, 02/15/29(h)(i)	1,000,000	995,000
5.25%, 02/15/31(h)(i)	3,000,000	2,991,285
Encompass Health Corp.
4.63%, 04/01/31(h)	3,996,000	4,140,855
Endo International PLC
6.13%, 04/01/29(h)(i)	2,062,000	2,082,620
Par Pharmaceutical, Inc.
7.50%, 04/01/27(h)(i)	1,407,000	1,494,178
RP Escrow Issuer, LLC
5.25%, 12/15/25(h)(i)	1,463,000	1,517,862
		17,525,082
HIGH TECH INDUSTRIES - 2.1%
Playtika Holding Corp.
4.25%, 03/15/29(h)(i)	3,000,000	2,961,225
SS&C Technologies, Inc.
5.50%, 09/30/27(h)(i)	2,000,000	2,132,600
		5,093,825
HOTEL, GAMING & LEISURE - 1.7%
Churchill Downs, Inc.
5.50%, 04/01/27(h)(i)	2,000,000	2,095,030
Life Time, Inc.
5.75%, 01/15/26(h)(i)	2,000,000	2,060,100
		4,155,130
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 1.8%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28(h)(i)	2,121,000	2,209,817
Outfront Media Capital, LLC
5.00%, 08/15/27(h)(i)	2,000,000	2,023,380
		4,233,197
MEDIA: BROADCASTING & SUBSCRIPTION - 4.2%
Charter Communications, Inc.
4.50%, 08/15/30(h)(i)	2,286,000	2,332,760
CSC Holdings, LLC
4.63%, 12/01/30(h)(i)	1,000,000	985,000
Nexstar Escrow Corp.
5.63%, 07/15/27(h)(i)	2,000,000	2,099,370
Virgin Media Secured Finance PLC (United Kingdom)
4.50%, 08/15/30(e)(h)(i)	3,987,000	4,025,873
Ziggo B.V. (Netherlands)
4.88%, 01/15/30(e)(h)(i)	750,000	768,008
		10,211,011
METALS & MINING - 0.0%
ERP Iron Ore, LLC
LIBOR + 8.00%, 0.00% 12/31/19(d)(g)(j)	86,775	–
Magnetation, LLC / Mag Finance Corp.
0.00%, 05/15/18(d)(g)(h)(i)(j)	2,937,000	–
		–
Apollo Tactical Income Fund Inc.
Schedule of Investments
March 31, 2021 (unaudited)
	Principal
	Amount ($)	Value ($)
Corporate Notes and Bonds (continued)
TELECOMMUNICATIONS - 5.7%
CenturyLink, Inc.
4.00%, 02/15/27(h)(i)	3,000,000	3,068,400
4.25%, 07/01/28(h)(i)	3,000,000	3,036,930
Consolidated Communications, Inc.
5.00%, 10/01/28(h)(i)	2,500,000	2,525,750
Frontier Communications Corporation
5.00%, 05/01/28(h)(i)	3,000,000	3,060,765
Radiate Holdco, LLC
4.50%, 09/15/26(h)(i)	2,000,000	2,027,500
		13,719,345
TRANSPORTATION: CONSUMER - 1.8%
United Airlines Holdings, Inc.
5.88%, 10/15/27(h)	3,903,300	4,336,091

WHOLESALE - 0.9%
LBM Acquisition, LLC
6.25%, 01/15/29(h)(i)	2,000,000	2,062,500
Total Corporate Notes and Bonds
(Cost $98,553,672)		100,792,844

Structured Products - 8.0%(m)
Anchorage Capital CLO, Ltd. (Cayman Islands)
2015-6A, Class ER, 6.35%, 07/15/30(e)(i)(n)	4,400,000	4,290,651
Fortress Credit Opportunities CLO, Ltd. (Cayman Islands)
2018-11A, Class E, 7.15%, 04/15/31(e)(i)(n)	4,000,000	3,799,796
OZLM, Ltd. (Cayman Islands)
2014-8A, Class DRR, 6.08%, 10/17/29(d)(e)(i)(n)	2,500,000	2,338,408
TIAA Churchill Middle Market CLO, Ltd. (Cayman Islands)
2016-1A, Class ER, 7.97%, 10/20/30(e)(i)(n)	5,000,000	4,981,180
2017-1A, Class E, 7.30%, 01/24/30(e)(i)(n)	4,000,000	3,924,128
Total Structured Products
(Cost $19,369,151)		19,334,163

Common Stocks - 3.7%	Quantity	Value ($)
AUTOMOTIVE - 0.1%
APC Parent, Inc.(d)(j)	241,972	153,168

BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.9%
Medical Card System, Inc.(d)	914,981	4,460,706

ENERGY: OIL & GAS - 0.0%
HGIM Corp.(d)(j)	1,463	549
RDV Resources, Inc.(d)(j)	7,743	–
		549
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%
Acosta, Inc.(d)(j)	3,133	23,905
F & W Media, Inc.(d)(j)	9,511	–
		23,905
MEDIA: BROADCASTING & SUBSCRIPTION - 1.1%
GEE Acquisition Holdings Corp.(d)(j)	102,608	2,744,764

RETAIL - 0.0%
Charming Charlie, LLC(d)(j)	2,679,190	–

SERVICES: BUSINESS - 0.6%
Software Luxembourg Holding S.A. Class A (Luxembourg)(d)(e)(j)	8,359	1,462,825
Software Luxembourg Holding S.A. Class B (Luxembourg)(d)(e)(j)	239	51,385
		1,514,210
Total Common Stocks
(Cost $3,593,643)		8,897,302

Preferred Stocks - 0.5%
BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.4%
Watford Holdings, Ltd. (Bermuda) (LIBOR + 6.68%, 1.00% Floor), 7.68%(e)	37,863	957,177

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.1%
Acosta, Inc., (14.50% PIK)(d)(f)(h)	2,914	146,807
Total Preferred Stocks
(Cost $1,098,068)		1,103,984

Apollo Tactical Income Fund Inc.
Schedule of Investments
March 31, 2021 (unaudited)

	Quantity	Value ($)

Warrants - 0.0%
SERVICES: BUSINESS - 0.0%
CareStream Health, Inc.(d)(j)	22	23,780
Software Luxembourg Holding S.A. Class A (Luxembourg)(d)(e)(j)	351	2,854
Software Luxembourg Holding S.A. Class B (Luxembourg)(d)(e)(j)	702	8,396
		35,030
Total Warrants
(Cost $42,618)		35,030

Total Investments - 147.5%
(Cost of $348,597,576)		354,101,100
Other Assets & Liabilities, Net - (1.7)%		(4,214,619)
Loan Outstanding - (45.8%)(k)(l)		(109,855,618)
Net Assets (Applicable to Common Shares) - 100.0%		240,030,863

(a)
“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of March 31, 2021. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

(b)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(c)
The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate. As of March 31, 2021, the 1, 2, 3 and 6 month LIBOR rates were 0.11%, 0.13%, 0.19% and 0.21%, respectively, and the Prime lending rate was 3.25%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of both LIBOR and Prime (“Variable”) in addition to the stated spread.

(d)	Fair Value Level 3 security.
(e)	Foreign issuer traded in U.S. dollars.
(f)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount/share quantity.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Fixed rate asset.
(i)
Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2021, these securities amounted to $111,650,061, or 46.51% of net assets.

(j)	Non-income producing asset.
(k)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(l)	Principal of $110,000,000 less unamortized deferred financing costs of $144,382.
(m)
Structured Products include collateralized loan obligations (“CLOs”). A CLO typically takes the form of a financing company (generally called a special purpose vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are often Senior Loans or corporate notes and bonds, the assets may also include (i) subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in Senior Loans. The Fund may invest in lower tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. A key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded for the purpose of securitizing payment claims arising out of this asset pool. On this basis, marketable securities are issued by the SPV and the redemption of these securities typically takes place at maturity out of the cash flow generated by the collected claims.

(n)	Floating rate asset. The interest rate shown reflects the rate in effect at March 31, 2021.

Apollo Tactical Income Fund Inc.
Notes to Schedule of Investments

March 31, 2021 (unaudited)

Security Valuation
Apollo Tactical Income Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, structured products, preferred stock and warrants are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements
The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

The valuation techniques used by the Fund to measure fair value at March 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the Fund’s investments categorized in the fair value hierarchy as of March 31, 2021 is as follows:

Apollo Tactical Income Fund Inc.
Notes to Schedule of Investments

March 31, 2021 (unaudited)

Apollo Tactical Income Fund Inc.
	Total Fair Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Cash and Cash Equivalents	$6,859,036	$6,859,036	$-	$-
Senior Loans	223,937,777	-	221,606,658	2,331,119
Corporate Notes and Bonds	100,792,844	-	100,792,844	-
Structured Products	19,334,163	-	16,995,755	2,338,408
Common Stocks	8,897,302	-	-	8,897,302
Preferred Stocks	1,103,984	-	957,177	146,807
Warrants	35,030	-	-	35,030
Unrealized appreciation on Unfunded Loan Commitments	34,917	-	30,910	4,007
Total Assets	$360,995,053	$6,859,036	$340,383,344	$13,752,673
Liabilities:
Unrealized depreciation on Unfunded Loan Commitments	(891)	-	(891)	-
Total Liabilities	(891)	-	(891)	-
	$360,994,162	$6,859,036	$340,382,453	$13,752,673

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value for the period January 1, 2021 through March 31, 2021:

Apollo Tactical Income Fund Inc.
	Total	Senior Loans	Structured Product	Common Stocks	Preferred Stock	Warrants	Unfunded Loan Commitments
Total Fair Value, beginning of period	$16,676,751	$9,221,275	$2,329,420	$4,966,102	$136,991	$22,963	$-
Purchases, including capitalized PIK	4,557,061	2,376,642	-	2,180,419	-	-	-
Sales/Paydowns	(8,054,568)	(7,955,176)	-	(99,392)	-	-	-
Accretion/(amortization) of discounts/(premiums)	17,801	16,813	988	-	-	-	-
Net realized gain/(loss)	(2,361,229)	(1,924,169)	-	(432,771)	-	(4,289)	-
Change in net unrealized appreciation/(depreciation)	3,931,606	1,610,483	8,000	2,282,944	9,816	16,356	4,007
Transfers into Level 3	-	-	-	-	-	-	-
Transfers out of Level 3	(1,014,749)	(1,014,749)	-	-	-	-	-
Total Fair Value, end of period	$13,752,673	$2,331,119	$2,338,408	$8,897,302	$146,807	$35,030	$4,007

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at March 31, 2021 was $1,892,808.

Apollo Tactical Income Fund Inc.
Notes to Schedule of Investments

March 31, 2021 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of March 31, 2021:

Assets	Fair Value at March 31, 2021	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized	Weighted Average Unobservable Input(s)
Senior Loans	$ 2,255,310	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A	N/A

	9,757	Recoverability (b)	Estimated Proceeds (b)	$843k	$843k

	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

	66,052	Discounted Cash Flow (c)	Discount Rate (c)	8.90% - 9.90%	9.40%

Corporate Notes and Bonds	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

Structured Products	2,338,408	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A	N/A

Common Stocks	23,905	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	6.0x	6.0x

	-	Recoverability (b)	Estimated Proceeds (b)	$843k	$843k

	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

	4,460,706	Guideline Public Company (d) Transaction Approach (e)	TEV | EBITDA Multiple (d) TEV | EBITDA Multiple (e)	6.3x N/A	6.3x N/A

	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

	153,168	Recoverability (b)	Estimated Proceeds (b)	$0.63	$0.63

	549	Recoverability (b)	Estimated Proceeds (b)	$0.38	$0.38

	2,744,764	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	5.25x - 5.75x	5.5x

	1,514,210	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A	N/A

Preferred Stock	146,807	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	6.0x	6.0x

Warrants	23,780	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	3.5x - 4.5x	4.0x

	11,250	Option Model (f)	Volatility (f)	55.0%	55.0%

Unfunded Loan Commitments	4,007	Discounted Cash Flow (c)	Discount Rate (c)	8.90% - 9.90%	9.40%

Total Fair Value	$ 13,752,673

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)
The Fund utilized a recoverability approach to fair value these securities, specifically a liquidation analysis.  There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of a company’s assets.  The significant unobservable inputs used in the valuation model were estimated proceeds.    Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(c)
The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

(d)
The Fund utilized a guideline public company method to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value ("TEV") and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(e)
The Fund utilized a transaction approach to fair value this security. The significant unobservable inputs used in the valuation model were TEV and EBITDA. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(f)
The Fund utilized an options pricing model to fair value this security. The significant unobservable input used in the valuation model was volatility. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

Apollo Tactical Income Fund Inc.
Notes to Schedule of Investments

March 31, 2021 (unaudited)

General Commitments and Contingencies
As of March 31, 2021, the Fund had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitments
Convergint Technologies Holdings, LLC Delayed Draw Term Loan*	$259,244
GEE Acquisition Holdings Corp. Delayed Draw Term Loan	116,210
LBM Acquisition LLC Delayed Draw Term Loan*	381,417
Peraton Corp. Delayed Draw Term Loan*	2,787,004
The Hertz Corporation Revolving Term Loan*	590,788
Total unfunded loan commitments	$4,134,663

*Subsequent to March 31, 2021, all or a portion of the outstanding loan commitment was funded.

For more information with regard to significant accounting policies, see the Fund’s most recent annual report filed with the Securities and Exchange Commission.